Schedule of investments

Delaware Tax-Exempt Income Fund March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.46%
Corporate Revenue Bonds - 6.87%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,400,343
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	875,000	479,631
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Capital Appreciation Asset-Backed)
Series B 6.309% 6/1/47 ^	5,955,000	1,061,657
Inland Empire Tobacco Securitization, California
(Capital Appreciation-Turbo-Asset-Backed) Series F
144A 1.46% 6/1/57 #^	74,090,000	2,110,824
Jefferson County, Texas Industrial Development
(TRP Crude Marketing, LLC Project) 144A
7.75% 4/1/39 #	875,000	787,229
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	875,000	840,963
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project) Series AA
6.95% 9/1/22 (NATL)	4,500,000	5,092,155
New Jersey Tobacco Settlement Financing Corporation
(Subordinate Revenue Refunding Bonds) Series B
5.00% 6/1/46	3,500,000	3,373,615
New York Liberty Development
(Bank of America Tower At One Bryant Park Project)
2.625% 9/15/69	1,435,000	1,370,167
2.80% 9/15/69	3,720,000	3,551,819
New York Transportation Development Special Facilities
Revenue
(Delta Airlines, Inc. -LaGuardia Airport Terminals C&D
Redevelopment Project)
5.00% 1/1/33 (AMT)	790,000	781,144
5.00% 1/1/34 (AMT)	4,210,000	4,156,154
Northern Tobacco Securitization, Alaska
(Tobacco Settlement Asset-Backed Bonds) Series A
5.00% 6/1/46	875,000	875,105
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/37	1,000,000	1,179,320

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Schedule of investments

Delaware Tax-Exempt Income Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
South Carolina Jobs - Economic Development Authority
Educational Facilities Revenue
(Jasper Pellets, LLC Project) 144A
7.00% 11/1/38 (AMT)#	875,000	$792,566
(South Carolina SAVES Green Community Program -
AAC East LLC Project) Series A 144A
7.00% 5/1/39 (AMT)#	900,000	773,397
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C
0.558% 6/1/46 ^	9,040,000	1,332,225
(Capital Appreciation-3rd Subordinate Lien) Series D
0.307% 6/1/46 ^	1,490,000	196,442
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C
2.398% 6/1/47 ^	13,795,000	2,133,949
(Capital Appreciation)
Series B 5.20% 6/1/46	875,000	876,776
Series D 2.601% 6/1/47 ^	6,955,000	1,041,164
		35,206,645
Education Revenue Bonds - 9.34%
Arizona Industrial Development Authority Revenue
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	805,140
(Odyssey Preparatory Academy Project) Series A 144A
5.50% 7/1/52 #	875,000	798,954
Build NYC Resource, New York
(New Dawn Charter Schools Project) 144A
5.75% 2/1/49 #	500,000	486,245
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	1,000,000	1,543,570
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	700,000	703,934
Capital Trust Agency, Florida Revenue
(University Bridge, LLC Student Housing Project) Series
A 144A 5.25% 12/1/43 #	2,000,000	1,941,840
Dauphin County, Pennsylvania General Authority Revenue
(The Harrisburg University Science and Technology
Project) 144A 5.00% 10/15/34 #	875,000	879,891
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,288,821
4.00% 7/1/44	740,000	740,777
Fulton County, Georgia Development Authority
(Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	3,826,857

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts Development Finance Agency
(Harvard University Issue) Series A 5.00% 7/15/40	5,000,000	$7,153,950
Massachusetts Educational Financing Authority
Series A 5.25% 1/1/28	495,000	495,500
Massachusetts School Building Authority
Series C 5.00% 8/15/37	10,000,000	11,714,800
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	10,000,000	11,871,200
Newark, Texas Higher Education Finance
(Village Tech Schools) Series A 5.125% 8/15/47	875,000	768,390
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	470,540
Series A 144A 5.00% 6/15/49 #	500,000	451,760
Pima County, Arizona Industrial Development Authority
Education Revenue
(Facility American Leadership Academy Project) 144A
5.00% 6/15/47 #	655,000	578,090
Utah State Charter School Finance Authority Revenue
(Wallace Stegner Academy Project) Series A 144A
5.00% 6/15/39 #	675,000	657,875
Yonkers, New York Economic Development Corporation
Education Revenue
(Lamartine/Warburton LLC - Charter School of
Educational Excellence Project)
Series A 4.00% 10/15/29	230,000	231,042
Series A 5.00% 10/15/39	420,000	429,261
		47,838,437
Electric Revenue Bonds - 5.15%
Houston, Texas Combined Utility System Revenue
(First Lien) Series B 5.00% 11/15/33	3,000,000	3,405,990
Piedmont Municipal Power Agency, South Carolina
Series D 5.75% 1/1/34 (AGC)	5,000,000	5,246,350
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 1/1/38	5,000,000	6,022,800
Utility Debt Securitization Authority, New York
(Restructuring Bonds) 5.00% 12/15/37	10,000,000	11,736,200
		26,411,340
Healthcare Revenue Bonds - 5.35%
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	1,600,000	2,514,976

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Schedule of investments

Delaware Tax-Exempt Income Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Sarasota-Manatee Jewish Housing Council, Inc.
Project) 144A 5.00% 7/1/46 #	875,000	$816,830
(Tuscan Gardens Palm Coast Project) Series A 144A
7.00% 10/1/49 #	350,000	275,079
Collier County, Florida Industrial Development Authority
Revenue
(The Arlington of Naples Project) Series A 144A
8.125% 5/15/44 #‡	775,000	675,219
Colorado Health Facilities Authority Revenue
(Ralston Creek at Arvada Project) Series A
5.25% 11/1/32	875,000	770,263
Escambia County, Florida Health Facilities Authority
Revenue
(Baptist Health Care Corporation Obligated Group)
Series A 4.00% 8/15/45	2,500,000	2,644,825
Glendale, Arizona Industrial Development Authority
Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	875,000	838,661
(The Terraces of Phoenix Project) 5.00% 7/1/48	875,000	814,931
Idaho Health Facilities Authority Revenue
(The Terraces of Boise Project) Series A 8.00% 10/1/44	775,000	800,157
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.50% 5/15/54	875,000	780,553
King County, Washington Public Hospital District No. 4
Series A 6.25% 12/1/45	875,000	927,115
Lake County Port & Economic Development Authority,
Ohio
(Tapestry Wickliffe, LLC Project) Series A 144A
6.75% 12/1/52 #	805,000	620,027
Lancaster County, Philadelphia Hospital Authority Revenue
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,449,083
Lee County, Florida Industrial Development Authority
(The Preserve Project) Series A 144A 5.75% 12/1/52 #	850,000	758,744
Montgomery County, Ohio
(Trousdale Foundation Properties) Series A 144A
6.25% 4/1/49 #	445,000	266,902
Nassau County, New York Industrial Development Agency
(Amsterdam at Harborside) Series A 6.70% 1/1/49	875,000	728,350

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Northampton County, Philadelphia Industrial Development
Authority
(Morningstar Senior Living Project) 5.00% 7/1/32	1,275,000	$1,289,203
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,000,000	929,580
Series A 144A 6.75% 12/1/53 #	875,000	794,719
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(Vista Grande Villa Project) Series A 144A
6.50% 7/1/50 #	825,000	530,285
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,710,000	2,249,137
Series B 4.25% 11/15/26	2,940,000	2,643,383
Tarrant County, Texas Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(C. C. Young Memorial Home Project) Series A
6.375% 2/15/48	825,000	835,659
(MRC Stevenson Oaks Project) Series A 144A
10.00% 3/15/23 #	875,000	1,013,696
Washington State Housing Finance Commission
(Heron’s Key) Series A 144A 7.00% 7/1/45 #	800,000	827,472
Woodloch Health Facilities Development, Missouri
(Inspired Living at Missouri City Project) Series A 144A
7.125% 12/1/51 #‡	800,000	614,560
		27,409,409
Lease Revenue Bonds - 2.35%
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Cameron Parish, Louisiana Gomesa Project) 144A
5.65% 11/1/37 #	875,000	876,724
New Jersey State Transportation Trust Fund Authority
(Transportation System) Series A 5.00% 12/15/25	5,000,000	5,418,350
New York City, New York Transitional Finance Authority
Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,764,000
		12,059,074
Local General Obligation Bonds - 2.62%
Blue Lake Metropolitan District No. 3, Colorado
Series A 5.25% 12/1/48	525,000	455,348

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Schedule of investments

Delaware Tax-Exempt Income Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
Series A 5.00% 12/1/41	860,000	$847,926
Crowfoot Valley Ranch Metropolitan District No. 2,
Colorado
Series A 5.75% 12/1/48	1,000,000	931,100
Denton Independent School District, Texas
(School Building) Series A 5.00% 8/15/40 (PSF)	4,000,000	4,607,400
New York City, New York
Series F-1 5.00% 6/1/34	5,000,000	5,781,350
South Maryland Creek Ranch Metropolitan District,
Colorado
Series A 5.625% 12/1/47	875,000	794,841
		13,417,965
Pre-Refunded/Escrowed to Maturity Bonds - 3.10%
Manatee County, Florida School District
Series A 5.625% 7/1/31-21 (AGM)§	5,000,000	5,282,600
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/30-22§	5,000,000	5,439,750
Pennsylvania Turnpike Commission Revenue
Series C 5.00% 12/1/43-23§	4,555,000	5,184,091
		15,906,441
Special Tax Revenue Bonds - 21.78%
Camden County, New Jersey Improvement Authority
Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,000,000	5,731,750
Central Puget Sound, Washington Regional Transit
Authority
(Green Bonds) Series S-1 5.00% 11/1/45	5,000,000	5,817,050
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/34	5,000,000	5,799,600
Denver Convention Center Hotel Authority, Colarado
5.00% 12/1/26	1,230,000	1,292,582
5.00% 12/1/29	295,000	306,346
5.00% 12/1/31	440,000	449,909
5.00% 12/1/32	880,000	897,653
5.00% 12/1/34	735,000	747,039
5.00% 12/1/35	590,000	598,720
5.00% 12/1/36	440,000	445,262
Georgia State Environmental Loan Acquisition
(Local Government Loan) 5.125% 3/15/31	2,295,000	2,301,311

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A
7.00% 9/15/44 #	875,000	$784,367
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series
B 144A 5.00% 2/1/50 #	725,000	732,910
Louisiana Regional Transit Authority
(Capital Appreciation) 3.233% 12/1/21 (NATL)^	3,305,000	3,128,414
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	5,899,500
New York City, New York Transitional Finance Authority
Future Tax Secured
Series B-1 5.00% 8/1/42	5,000,000	5,660,550
Series D-1 5.00% 11/1/38	7,500,000	7,883,325
Series E-1 5.00% 2/1/35	5,000,000	5,975,000
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	5,000,000	5,783,450
Series B 5.00% 3/15/35	5,000,000	5,318,600
(General Purpose) Series D 5.00% 2/15/37	5,000,000	5,282,600
New York State Urban Development Revenue
(General Purpose) Series B 5.00% 3/15/35	10,000,000	11,691,400
Orange County, California Local Transportation Authority
5.00% 2/15/39	5,000,000	6,207,900
Port Authority of Allegheny County, Pennsylvania
5.00% 3/1/25	5,000,000	5,165,600
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation-Restructured) Series A-1
5.579% 7/1/46 ^	10,365,000	2,463,450
(Restructured)
Series A-1 4.75% 7/1/53	5,015,000	4,734,962
Series A-1 5.00% 7/1/58	1,330,000	1,296,684
Series A-2 4.329% 7/1/40	10,001,000	9,211,821
		111,607,755
State General Obligation Bond - 12.70%
California State
5.00% 8/1/33	5,000,000	5,821,100
5.00% 9/1/35	8,000,000	9,589,200
(School Facilities) 5.00% 11/1/30	5,000,000	5,594,900
(Various Purposes)
5.00% 10/1/26	2,500,000	3,074,150
5.25% 9/1/30	5,000,000	5,679,450

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Schedule of investments

Delaware Tax-Exempt Income Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bond (continued)
Commonwealth of Massachusetts
Series A 5.00% 7/1/37	5,000,000	$5,840,500
Commonwealth of Puerto Rico
(General Obligation) Series A 8.00% 7/1/35 ‡	685,000	412,713
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,070,000	730,275
Series A 5.25% 7/1/34 ‡	875,000	579,687
(Unrefunded Balance - Public Improvement) Series B
5.00% 7/1/35 ‡	730,000	498,225
District of Columbia Revenue
Series B 6.00% 6/1/21 (NATL)	5,000,000	5,285,500
Series C 5.00% 6/1/34	10,000,000	11,429,400
Illinois State
(Rebuild Illinois Program) Series B 4.00% 11/1/34	4,545,000	4,291,889
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	5,000,000	6,258,000
		65,084,989
Transportation Revenue Bonds - 21.32%
Atlanta, Georgia Department of Aviation
Series C 5.25% 1/1/30 (AGM)	5,000,000	5,132,250
Chicago, Illinois O’Hare International Airport Revenue
(Senior Lien) Series A 5.00% 1/1/37 (AMT)	5,000,000	5,730,900
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	4,909,939
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	6,323,694
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/43	1,860,000	1,965,090
Series E 5.00% 1/1/32	5,050,000	6,105,753
New York State Thruway Authority
Series J 5.00% 1/1/32	5,000,000	5,636,850
Series K 5.00% 1/1/31	6,250,000	7,157,875
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,837,350
Pennsylvania Turnpike Commission Revenue
Series B 5.00% 12/1/45	5,000,000	5,743,700
Series C 5.00% 12/1/43	1,445,000	1,604,918
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	8,191,960
5.00% 10/15/29 (AMT)	3,105,000	3,575,345

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(Unaudited)

		Principal amount°	Value (US $)
	Municipal Bonds (continued)
	Transportation Revenue Bonds (continued)
	Port Beaumont Navigation District, Texas
	(Allegiant Industrial Island Park Project) 144A
	8.00% 2/1/39 (AMT)#	1,250,000	$1,287,200
	Salt Lake City, Utah Airport Revenue
	(Senior Lien)
	Series A 5.00% 7/1/36 (AMT)	10,000,000	11,536,200
	Series A 5.00% 7/1/38 (AMT)	5,000,000	5,732,850
	South Jersey Transportation Authority, New Jersey
	Series A 5.00% 11/1/30 (AGM)	1,500,000	1,890,615
	Superior City, Wisconsin
	(Midwest Energy Resources Company Project) Series E
	6.90% 8/1/21 (NATL)	12,000,000	12,871,680
	Wayne County, Michigan Airport Authority
	Series D 5.00% 12/1/45 (AGM)	6,300,000	7,108,101
	Westchester County, New York Industrial Development
	Agency
	(Million Air Two LLC General Aviation Facilities Project)
	Series A 144A 7.00% 6/1/46 (AMT)#	875,000	938,446
			109,280,716
	Water & Sewer Revenue Bonds - 7.88%
	Atlanta, Georgia Water & Wastewater Revenue
	5.00% 11/1/35	5,000,000	5,822,650
	New York City, New York Municipal Water Finance
	Authority Water & Sewer System Revenue
	Series A 6.00% 6/15/21 (AGM)	22,000,000	23,300,420
	Series EE 5.00% 6/15/39	5,000,000	5,853,350
	Philadelphia, Pennsylvania Water & Wastewater Revenue
	5.00% 11/1/28	5,000,000	5,405,050
			40,381,470
	Total Municipal Bonds (cost $486,443,316)		504,604,241

	Total Value of Securities – 98.46%
	(cost $486,443,316)		504,604,241
	Receivables and Other Assets Net of Liabilities – 1.54%		7,901,793
	Net Assets Applicable to 56,181,987 Shares Outstanding – 100.00%		$512,506,034

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
	At March 31, 2020, the aggregate value of Rule 144A securities was $25,460,676, which represents
	4.97% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
	For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be
	pre-refunded.

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Schedule of investments

Delaware Tax-Exempt Income Fund (Unaudited)

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
USD – US Dollar

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